Capital Management (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2025	2024
CET1 Capital	$58,286	$57,054
Tier 1 Capital	65,890	64,735
Total Capital	75,562	73,911
TLAC	129,957	123,288
Risk-Weighted Assets	437,945	420,838
Leverage Exposures	1,521,813	1,484,962
CET1 Ratio	13.3%	13.6%
Tier 1 Capital Ratio	15.0%	15.4%
Total Capital Ratio	17.3%	17.6%
TLAC Ratio	29.7%	29.3%
Leverage Ratio	4.3%	4.4%
TLAC Leverage Ratio	8.5%	8.3%

(1)	Calculated in accordance with OSFI’s CAR Guideline, Leverage Requirements Guideline and TLAC Guideline, as applicable.